Commitment and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Leases
The Company leased office space in Del Mar, California under a lease that expired on March 31, 2022. Commencing on April 1, 2022, the Company entered into a separate lease agreement for office space in Del Mar, California, which was subsequently amended to expand the office space leased and extend the term. As of December 31, 2023, the remaining lease term was 2.3 years, and the discount rate used to determine the right-of-use assets and corresponding operating lease liabilities was 7.0%. Cash paid for operating leases approximated rent expense for the periods presented.
Maturities of the operating lease liability as of December 31, 2023, are as follows (in thousands):

2024	$155
2025	161
2026	41
Total undiscounted lease payments	357
Less: Present value adjustment	(28)
Operating lease liability	$329
Rent expense for the years ended December 31, 2022 and 2023 was $110,000 and $145,000, respectively.
Contingencies
From time to time, the Company may be subject to various litigation and related matters arising in the ordinary course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. As of December 31, 2022 and 2023, the Company was not involved in any material legal proceedings.
Indemnifications
In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. Its exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at a request in such capacity. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2023, the Company did not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.
Commitments and Contingencies
Operating Leases
Commencing on April 1, 2022, LENZ OpCo entered into a lease agreement for office space in Del Mar, California, which was subsequently amended to expand the office space leased and extend the term (the "Del Mar lease"). In April 2024, the Company entered into a lease agreement for office space in Solana Beach, California (the "Lomas lease"). As of June 30, 2024, the weighted average remaining lease term was 3.0 years, and the weighted average discount rate used to determine the right-of-use assets and corresponding operating lease liabilities was 7.7%. Cash paid for operating leases approximated rent expense for the periods presented.
Maturities of the operating lease liabilities as of June 30, 2024 for the Del Mar and Lomas leases are as follows (in thousands):

2024	$227
2025	577
2026	511
2027	361
Total undiscounted lease payments	1,676
Less: present value adjustment	(196)
Operating lease liabilities	$1,480
Legal Proceedings
From time to time, the Company may be subject to various litigation and related matters arising in the ordinary course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.
In connection with the Merger, one complaint was filed in the United States District Court for the Northern District of California captioned Glen Chew v. Graphite Bio, Inc. et al., Case No. 3:24-cv-00613 (filed February 1, 2024) (the “Chew Complaint”) and one complaint was filed in the United States District Court for the District of Delaware captioned Kevin Turner v. Graphite Bio, Inc. et al., Case No. 1:24-cv-00241-UNA (filed February 22, 2024) (the “Turner Complaint” and collectively, the “Complaints”). The Complaints generally alleged that the definitive proxy statement/prospectus (the “Proxy Statement/Prospectus”) included in Graphite’s Registration Statement on Form S-4 (File No. 333-275919), filed with the Securities and Exchange Commission (the “SEC”), misrepresents and/or omits certain purportedly material information relating to the Company's financial projections, the analyses performed by the financial advisor to Graphite’s Board of Directors in connection with the Merger, potential conflicts of interest of the financial advisor to Graphite’s Board of Directors, potential conflicts of interest of Graphite’s officers, and Graphite’s liquidation analysis. The Complaints asserted violations of Section 14(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 14a-9 promulgated thereunder against all defendants (Graphite, its Board of Directors and certain officers) and violations of Section 20(a) of the Exchange Act against Graphite’s directors and officers. The Complaints sought orders rescinding the Merger or awarding rescissory damages, as well as costs, including attorneys’ and experts’ fees. On March 22, 2024, the Chew Complaint was voluntarily dismissed and on April 17, 2024, the Turner Complaint was voluntarily dismissed.
Graphite also received twelve demand letters by purported Graphite stockholders from December 14, 2023 to March 20, 2024 seeking additional disclosures in the Proxy Statement/Prospectus (the “Demands”).
The Company cannot predict the outcome of any litigation or the Demands. The Company and the individual defendants intend to vigorously defend against the Demands and any subsequently filed similar actions. It is possible additional lawsuits may be filed or additional demand letters may be received arising out of the Merger.
Indemnifications
In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. Its exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at a request in such capacity. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of June 30, 2024 and December 31, 2023, the Company did not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.